September 30, 2006



Volumetric Fund, Inc.
A No-Load Mutual Fund




---------------------------                          3
Third Quarter
Report 2006





                       Volumetric Fund, Inc.
                           [Logo]























To our shareholders:


    During 2006, the Volumetric Index, which indicates the value of a hypothetical investment of $10,000 in the Fund as of January 1, 1979, reached several record highs. For example, on September 30, the Index reached $179,898, its highest value in the Fund's history for the end of a third quarter, even though our year to date advance was only 2.1%. Earlier, on May 9, the index hit an all time record high of $193,258. Since then, due to a market correction that lasted until late July, we pulled back to the current value. From our inception 28 years ago, Volumetric Fund has achieved an average annual return of 11.4%. For details, see the comparative index table.

    We mention the above because there is a great deal of talk going on regarding the Dow-Jones Industrial Average reaching its record high. But consider this: Volumetric Fund advanced 32% since January 2000, when the Dow hit its prior high of 11,722. Just as important, as of September 30, the S&P 500 Index was still 14% away from its own high and the NASDAQ was still 56% below its March 2000 record high.

    Volumetric Fund's net asset value increased 0.8% in the third quarter, bringing our total return to 2.1% for the first nine months. Our NAV closed out the quarter at $18.33, up from $17.96 since the beginning of the year. This was the first time in the past six years that we underperformed the major market indices. The S&P 500 Index advanced 7.0%, the Dow 8.9% and the NASDAQ 2.4% in the past nine months. The reason for our underperformance is threefold. First, most of the action in the past 3-4 months was in large-cap blue chip stocks, as represented by the Dow and the S&P 500 indices. Second, until late September, our cash position was in a conservative 25-30% range. Third, 4 of our stocks were hit with 'out of the blue' declines which negatively affected our returns. In spite of these negatives; we still have greatly surpassed the major indices, since the introduction of the 'Volume & Range' system on September 1, 2000.


                                Third    Year to    Since
                              Quarter     Date     9/01/00
     Volumetric Fund          +  0.8%   + 2.1%   + 34.0%
     S&P 500 Index            +  5.2    + 7.0    - 12.2
     Dow Jones Ind.           +  4.7    + 8.9    +  3.9
     NASDAQ                   +  4.0    + 2.4    - 46.7


COMPARATIVE INDEX TABLE

    The following table shows the change in value of a $10,000 investment in Volumetric Fund since its inception, January 1, 1979, as measured by the Volumetric Index, in comparison with the Standard & Poor 500 Index and the Dow-Jones Industrials.




          Volumetric  S&P 500    Dow-Jones
           Index      Index      Industrials

9/30/06    179,898    138,992    145,080
2005       176,228    129,881    133,135
2004       172,799    126,097    133,949
2003       152,246    115,692    129,861
2002       116,682     91,543    103,621
2001       133,167    119,486    124,489
2000       139,355    137,372    133,986
1999       141,866    152,872    148,410
1998       134,918    127,898    114,054
1997       121,987    100,971     98,238
1996       103,189     77,072     80,102
1995        89,336     64,086     63,566
1994        76,104     47,786     47,632
1993        77,839     48,533     46,634
1992        76,311     45,335     41,007
1991        68,902     43,397     39,364
1990        50,963     34,539     32,716
1989        53,743     36,770     34,201
1988        46,349     28,896     26,938
1987        38,637     25,708     24,085
1986        39,225     25,197     23,552
1985        36,524     21,983     19,213
1984        27,696     17,401     15,050
1983        25,963     17,161     15,635
1982        21,876     14,633     13,000
1981        18,712     12,751     10,869
1980        15,991     14,125     11,975
1979        11,630     11,231     10,419
1978        10,000     10,000     10,000

     The Volumetric Index indicates the Fund's total return after expenses were deducted and dividend distributions were reinvested. Unlike the Fund, the S&P 500 and Dow indices are unmanaged. They have no expenses and brokerage costs to affect the results. The market indices do not include reinvested dividends. The table does not reflect the deduction of taxes that a shareholder would pay on distributions.

PORTFOLIO REVIEW

 	At the end of the third quarter, Volumetric had 84% of its assets in stocks and 16% in cash equivalents. We purchased 34 new stocks and sold
29. Currently we have 69 stocks. We have 61 gainers and 8 losers. Our average stock is up 13.1%. Our worst performing one is down 15%.

    The following table shows our five best performing stocks, as of September 30, 2006.

                                            Purchase
                                 % Gain        Date
    1. Anixter                    131.9%     9/9/03
    2. National Semiconductor      59.5     9/14/04
    3. Lockheed Martin             48.8      2/1/05
    4. Wabtec                      46.8      3/2/05
    5. Oakley                      40.1     1/26/05


    Among the stocks sold, the three most profitable were Office Depot with a 120% gain, Jacobs Engineering with an 84% gain and Archer-Daniels-Midland with an 80% gain. We have also taken profits in Anixter by selling half of our position.

    Purchases: AmerisourceBergen, Amgen, Applebee's, Arrow Electronics, Cypress Semi-conductor, Deere & Co., Dollar General, EGL Inc., Federated Department Stores, Forest Oil, Honey-well, Hovnanian, International Game Technology, Lennox, Landamerica Financial, Martin Marietta Materials,, MDC Holdings, Mohawk Industries, Molex, Motorola, Newell Rubbermaid, Pfizer, Phillips-Van Heusen, Respironics, Royal Caribbean Lines, Ruby Tuesday, Stanley Works, State Street Bank, St. Jude Medical, Sybase, Timken, Union Pacific, Wachovia Bancorp and Wrigley.

    Sales: Andrew Corp., Applied Materials, Archer-Daniels-Midland, Autonation, Bristol-Myers, Cintas, Clear Channel Communications, Computer Science, Corinthian Colleges, Darden Restaurants, Equifax, First Data, Foot Locker, Jacobs Engineering, Lexmark, Leggett & Platt, Lone Star Technology, Nisource, Office Depot, PPG Industries, Rockwell Automation, RPM International, Steelcase, Superior Industries, Synopsis, Tech Data, Tiffany, Tribune and Whirlpool.



PROXY VOTING INFORMATION

	Information is available to shareholders who are interested in the Fund's proxy voting record regarding its securities. This information is available without charge upon request. It may be obtained either by calling the Fund's toll-free number, 800-541-3863, or by visiting the SEC's website at www.sec.org. There you have to search for Form N-PX under Volumetric Fund's filing.

DIVIDEND NEWS

	Volumetric Fund will declare its annual dividend and capital gain distributions in late December. The exact date of record, ex-dividend and payment dates will be determined by the Board of Directors in early December. For information regarding projected dividends and distributions please give us a call around mid-December.

UPDATE AND OUTLOOK

    The outlook for Volumetric and the market for the fourth quarter are positive. As we indicated in the second quarter report, we expect the Federal Reserve to be near their higher interest rate cycle. Our expectation is now almost definitely confirmed. The large recent decline in energy prices is an additional positive factor.

	Moreover, there is also a seasonal factor. Over the last 80 years, markets have turned in a strong performance in the fourth quarter during mid-term election years. Also, since our inception in 1978 Volumetric Fund's net asset value has gained 4.4% on average in the fourth quarter, our best quarter on a historical basis. Considering all the above, and barring some negative surprises, we are projecting a 7-11% return for the Fund this year. Thank you for your trust and confidence.

    Sincerely,


/s/ Gabriel J. Gibs            /s/ Irene J. Zawitkowski


   Gabriel J. Gibs                  Irene J. Zawitkowski
   Chairman and CEO                 President



             VOLUMETRIC FUND, INC.
           STATEMENT OF NET ASSETS
             September 30, 2006
                 (Unaudited)

COMMON STOCKS: 83.9%
                                           MARKET
SHARES     COMPANY                          VALUE
        Aerospace/Defense: 2.6%
 4,000  Lockheed Martin                    $344,240
 3,900  Northrop Grumman                    265,473
                                         ----------
                                            609,713
                                         ----------
        Air Transport: 1.2%
16,500  Southwest Airlines                  274,890
                                         ----------
        Appliances: 0.9%
 9,500  Lennox                              217,550
                                         ----------
        Banking: 5.6%
 9,100  AmSouth                             264,264
 5,400  Marshall & Ilsley                   260,172
 4,300  State Street Corp.                  268,320
 4,500  Wachovia                            251,100
 3,500  Zions Bancorp                       279,335
                                         ----------
                                          1,323,191
                                         ----------

        Building/Construction: 2.1%
 8,300  Hovnanian Enterprises*              243,522
 5,600  MDC Holdings                        260,120
                                         ----------
                                            503,642
                                         ----------
        Business/Consumer Services: 2.3%
 6,100  Diebold                             265,533
 3,000  Omnicom                             280,800
                                         ----------
                                            546,333
                                         ----------
        Chemicals: 0.9%
 3,700  Avery Dennison                      222,629
        Communications: 2.3%
11,800  Motorola                            295,000
23,000  Tellabs*                            252,770
                                         ----------
                                            547,770
                                         ----------
       Computers, Software: 2.5%
11,000  Microsoft                           300,850
11,600  Sybase*                             281,184
                                         ----------
                                            582,034
                                         ----------
        Consumer Products: 3.5%
 5,500  Alberto Culver                      278,245
 7,200  Church & Dwight                     281,592
 9,500  Newell Rubbermaid                   269,040
                                         ----------
                                            828,877
                                         ----------
        Drugs: 3.4%
 5,800  Abbott Laboratories                 281,648
 3,400  Amgen*                              243,202
10,000  Pfizer                              283,600
                                         ----------
                                            808,450
                                         ----------
        Electrical/Electronics: 7.3%
 3,900  Anixter*                            220,233
 9,000  Arrow Electronics*                  246,870
16,000  Cypress Semiconductor*              284,320
 7,700  Molex                               300,069


15,000  National Semiconductor              352,950
 8,300  Thermo Electron*                    326,439
                                         ----------
                                          1,730,881
                                         ----------
        Entertainment/Leisure: 3.5%
 9,500  Disney (Walt)                       293,645
 6,800  International Game Tech             282,200
 6,600  Royal Caribbean Cruises             256,146
                                         ----------
                                            831,991
                                         ----------
        Financial Services: 2.1
 4,300  American Express                    241,144
 3,800  Landamerica Financial               250,002
                                         ----------
                                            491,146
                                         ----------
        Foods/Beverage: 3.5%
 5,000  General Mills                       283,000
14,800  Sensient Technology                 289,636
 5,500  Wrigley                             253,330
                                         ----------
                                            825,966
                                         ----------
        Forest Products: 2.3%
 7,600  International Paper                 263,188
12,300  Packaging Corp America              285,360
                                         ----------
                                            548,548
                                         ----------



                                            MARKET
SHARES      COMPANY                          VALUE
        Indices: 2.9%
17,000  Nasdaq 100 Trust                    691,050
                                         ----------
        Insurance: 1.7%
 6,631  Lincoln National                    411,652
                                         ----------
        Machinery/Tools: 6.1%
 3,500  Deere                               293,685
 7,000  Snap-on Tools                       311,850
 5,100  Stanley Works                       254,235
 7,700  Timken                              229,306
12,800  Wabtec                              347,264
                                         ----------
                                          1,436,340
                                         ----------
        Medical: 3.3%
 5,600  AmerisourceBergen                   253,120
 6,800  Respironics                         262,548
 7,300  St. Jude Medical                    257,617
                                         ----------
                                            773,285
                                         ----------
        Misc./Diversified: 4.9%
 6,500  Dover Corp.                         308,360
 6,200  Honeywell                           253,580
 3,000  Martin Marietta Material            253,860
19,500  Oakley                              332,475
                                         ----------
                                          1,148,275
                                         ----------
        Office Equipment: 1.2%
17,500  Xerox*                              272,300
                                         ----------

        Oil/Energy: 2.1%
 7,800  Forest Oil*                         246,402
 7,000  National Fuel Gas                   254,450
                                         ----------
                                            500,852
                                         ----------
        Publishing: 1.1%
 8,000  Donnelley, RR                       263,680
                                         ----------
        Railroads: 1.0%
 2,800  Union Pacific                       246,400
                                         ----------
        Real Estate: 1.2%
 6,000  Hospitality Property Tr             283,200
                                         ----------
        Restaurants: 2.4%
13,500  Applebee's                          290,385
 9,700  Ruby Tuesday                        273,443
                                         ----------
                                            563,828
                                         ----------
        Retail: 5.4%
17,000  Dollar General                      231,710
 7,000  Federated Dept Stores               302,470
15,086  Fred's                              190,385
10,000  Safeway                             303,500
 5,800  Walgreen                            257,462
                                         ----------
                                          1,285,527
                                         ----------


        Textile/Apparel: 2.2%
 3,500  Mohawk Industries*                  260,575
 6,200  Phillips Van Heusen                 258,974
                                         ----------
                                            519,549
                                         ----------
        Transportation/Trucking: 1.1%
 7,400  EGL Inc.*                           269,656
                                         ----------
        Utilities: 1.2%
 6,500  Nicor                               277,940
                                         ----------

TOTAL COMMON STOCKS:
(COST     $17,703,767)                   19,837,146
                                         ----------
CASH EQUIVALENTS & RECEIVABLES:               16.1%
   Cash                                      46,540
   JP Morgan Prime Money Market Fund      4,443,963
   Dividends and interest receivable         40,543
   Other receivables                          3,198
                                         ----------
TOTAL CASH EQUIVALENTS/ RECEIVABLES       4,534,244
                                         ----------
TOTAL ASSETS                             24,371,390
Less Liabilities: Payable to broker        (735,737)
                                         ----------
NET ASSETS: 100.0%                      $23,635,653
                                        ===========
VOLUMETRIC SHARES OUTSTANDING             1,289,796
                                         ----------
NET ASSET VALUE PER SHARE                    $18.33
                                         ==========
*  Non-income producing security




Volumetric Fund, Inc.
----------------------
87 Violet Drive
Pearl River, New York 10965
Tel: 845-623-7637
800-541-FUND
www.volumetric.com

Investment Adviser and
----------------------
Transfer Agent
--------------

Volumetric Advisers, Inc.
Pearl River, New York

Custodian
---------

J.P. Morgan Chase
New York, New York

Independent Auditors
--------------------

BKD, LLP
Houston, Texas

Board of Directors
------------------

William P. Behrens
Louis Bollag
Gabriel J. Gibs, Chairman
Joseph Heaupl
Raymond T. Mundy
Stephen Samitt
David L. Seidenberg
Raymond W. Sheridan
Irene J. Zawitkowski


Officers
---------

Gabriel J. Gibs
    Chief Executive Officer, Portfolio Co-Manager
Irene J. Zawitkowski
    President, Portfolio Co-Manager
Jeffrey M. Gibs
    Vice President, Chief Compliance Officer